UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23336

Variant Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

VARIANT ALTERNATIVE INCOME FUND

Semi-Annual Report

October 31, 2023

(Unaudited)

Variant Alternative Income Fund

Table of Contents
October 31, 2023 (Unaudited)

Schedule of Investments	2-10
Portfolio Allocation	11
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Shareholders’ Equity	14
Statement of Cash Flows	15
Financial Highlights	16-17
Notes to Financial Statements	18-36
Other Information	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the Variant Alternative Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited)

Investments in private investment companies — 23.3%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost / Principal	Fair Value	Percent of Net Assets
Litigation Finance
EAJF ESQ FUND LP (a)(e)(f)	—	—	—	—	5/26/2022	—	$35,000,000	$39,961,704	1.3%
Equal Access Justice Fund LP (a)(e)(f)	—	—	—	—	3/30/2021	—	45,000,000	52,586,342	1.7
Series 4 -Virage Capital Partners LP (a)(e)(f)	—	—	—	—	9/1/2018	—	883,896	1,701,341	0.1
Series 6 - Virage Capital Partners LP (a)(e)(f)	—	—	—	—	10/31/2019	—	16,000,000	22,819,406	0.8
Virage Recovery Fund (Cayman) LP (a)(f)	—	—	—	152,590	8/6/2019	—	15,286,170	13,972,939	0.5
							112,170,066	131,041,732	4.4
Portfolio Finance
C L Levi Co-Invest, L.P. (a)(e)(f)(v)	—	—	—	—	6/27/2022	—	11,972,880	13,986,193	0.5
Crestline Portfolio Financing Fund II (US), L.P. (a)(e)(f)(v)	—	—	—	—	8/26/2021	—	2,111,621	2,514,513	0.1
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary (a)(e)(f)(v)	—	—	—	—	4/25/2018	—	437,427	742,532	0.0
Crestline Praeter, L.P. - Zoom (a)(e)(f)(v)	—	—	—	—	12/26/2019	—	2,826,366	3,765,303	0.1
RIVER HORSE HOLDINGS II LP (a)(e)(f)	—	—	—	—	1/6/2023	—	3,600,000	4,032,000	0.1
							20,948,294	25,040,541	0.8
Real Estate Debt
Oak Harbor Capital NPL VII, LLC (a)(e)(f)	—	—	—	—	3/1/2019	—	6,466,749	7,625,785	0.3
Setpoint Residential Fintech Fund LP (a)(e)(f)(v)	—	—	—	—	2/4/2022	—	16,830,000	16,505,187	0.6
Setpoint Residential Fintech Fund II L.P. (a)(e)(f)(v)	—	—	—	—	8/17/2023	—	4,076,991	4,032,590	0.1
							27,373,740	28,163,562	1.0
Real Estate Equity
Montreux Healthcare Fund PLC (a)(f)(t)	—	—	—	48,220	2/1/2018	—	63,438,714	81,649,179	2.7
Prime Storage Fund II (Cayman), LP (a)(e)(f)	—	—	—	—	11/20/2017	—	996,147	1,471,058	0.0
							64,434,861	83,120,237	2.7
Royalties
MEP Capital II, L.P. (a)(e)(f)(v)	—	—	—	—	11/27/2020	—	6,965,253	8,356,119	0.3
MEP Capital II, L.P. - Co-investment Sound Royalties (a)(e)(f)	—	—	—	—	8/3/2021	—	2,000,000	2,656,345	0.1
MEP Capital III, L.P. (a)(e)(f)(v)	—	—	—	—	11/1/2021	—	21,931,971	22,920,565	0.8
MEP Capital III, L.P. - Co-investment CultureWorks (a)(e)(f)	—	—	—	—	11/3/2021	—	0	20,670	0.0
MEP Capital III, L.P. - NGL (a)(e)(f)	—	—	—	—	3/24/2022	—	7,750,000	8,343,889	0.3
							38,647,224	42,297,588	1.5
Secondaries
Black Forest Structured Lending Fund (a)(f)(v)	—	—	—	3,728	12/30/2022	—	3,685,091	4,395,027	0.1
CAMPBELL OPPORTUNITY TIMBER FUND-A, L.P. (a)(e)(f)	—	—	—	—	11/1/2021	—	0	184,542	0.0
Drawbridge Special Opportunities Fund LP (a)(e)(f)	—	—	—	—	10/19/2023	—	5,093,772	6,320,199	0.2
North Haven Offshore Infrastructure Partners A LP (a)(e)(f)(v)	—	—	—	—	7/18/2019	—	1,566,729	1,593,139	0.1
PWP Asset Based Income ASP Fund (a)(e)(f)	—	—	—	—	3/29/2019	—	916,560	855,502	0.0
Taiga Special Opportunities LP (a)(f)	—	—	—	20,240,597	4/22/2022	—	14,432,899	19,602,783	0.7

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited) (continued)

Investments in private investment companies — 23.3%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost / Principal	Fair Value	Percent of Net Assets
Secondaries (continued)
Thor Urban Property Fund II, Inc. (a)(f)(v)	—	—	—	35,695	12/30/2019	—	$4,161,214	$258,790	0.0%
							29,856,265	33,209,982	1.1
Specialty Finance
ACM JEEVES CO-INVEST VEHICLE LLC (a)(e)(f)(v)	—	—	—	—	11/21/2022	—	730,288	745,524	0.0
ATALAYA EQUIPMENT LEASING FEEDER EVERGREEN LP (a)(e)(f)(v)	—	—	—	—	5/23/2022	—	25,375,000	25,722,217	0.8
BSRF Tax-Exempt LLC (a)(e)(f)	—	—	—	—	5/17/2022	—	20,000,000	20,348,088	0.7
CoVenture - Amzn Credit Opportunities Fund LP (a)(e)(f)(v)	—	—	—	—	3/11/2021	—	30,573,720	31,321,923	1.1
CoVenture - No1 Credit Opportunities Fund LLC (a)(e)(f)	—	—	—	—	12/12/2019	—	1,000,000	1,007,984	0.0
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series) (a)(e)(f)	—	—	—	—	2/5/2021	—	3,000,000	3,025,783	0.1
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series) (a)(e)(f)	—	—	—	—	7/12/2021	—	7,500,000	7,575,018	0.3
CoVenture Credit Opportunities Partners Fund LP (a)(e)(f)	—	—	—	—	2/28/2020	—	20,000,000	20,315,194	0.7
DelGatto Diamond Fund QP, LP (a)(e)(f)	—	—	—	—	10/3/2019	—	18,750,000	26,537,545	0.9
OHP II LP Class B (a)(e)(f)	—	—	—	—	3/7/2019	—	0	457,599	0.0
OHPC LP (a)(e)(f)	—	—	—	—	5/27/2021	—	11,206,083	11,408,061	0.4
RIVONIA ROAD FUND LP (a)(e)(f)	—	—	—	—	7/29/2022	—	10,000,000	11,147,575	0.4
Silverview Special Situations Lending Onshore Fund LP (a)(e)(f)	—	—	—	—	10/19/2021	—	9,150,287	10,665,050	0.4
Sound Point Discovery Fund LLC (a)(e)(f)	—	—	—	—	3/31/2022	—	10,000,000	10,663,655	0.4
SP TECHNOLOGY PAYMENTS II, LLC (a)(e)(f)(v)	—	—	—	—	11/10/2022	—	4,480,000	4,906,008	0.1
Turning Rock Fund I LP (a)(e)(f)(v)	—	—	—	—	11/29/2019	—	4,027,117	5,302,881	0.2
Turning Rock Fund II LP (a)(e)(f)(v)	—	—	—	—	11/29/2021	—	14,832,267	15,594,119	0.5
Upper90 Fund III, LP (a)(e)(f)(v)	—	—	—	—	7/28/2022	—	894,521	853,835	0.0
							191,519,283	207,598,059	7.0
Transportation Finance
Aero Capital Solutions Fund, LP (a)(e)(f)(v)	—	—	—	—	1/17/2019	—	954,672	1,252,300	0.0
Aero Capital Solutions Fund II, LP (a)(e)(f)	—	—	—	—	9/16/2019	—	21,625,119	37,616,054	1.3
Aero Capital Solutions Feeder Fund III, LP (a)(e)(f)	—	—	—	—	9/13/2021	—	35,000,000	46,887,862	1.6
Aero Capital Solutions Fund IV, LP (a)(e)(f)(v)	—	—	—	—	8/28/2023	—	11,554,400	11,436,324	0.4
Hudson Transport Real Asset Fund LP (a)(e)(f)	—	—	—	—	8/31/2018	—	836,720	1,096,218	0.0
ITE Rail Fund, L.P. (a)(e)(f)(v)	—	—	—	—	5/25/2022	—	16,371,049	16,817,825	0.5
American Rivers Fund, LLC (a)(e)(f)	—	—	—	—	5/2/2019	—	22,972,826	29,060,951	1.0
							109,314,786	144,167,534	4.8
Total investments in private investment companies							594,264,519	694,639,235	23.3

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited) (continued)

Investments in credit facilities — 60.0%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Principal	Fair Value	Percent of Net Assets
Litigation Finance
888 FUND I LLC (a)(b)(o)	14.00%	—	—	—	4/18/2022	4/18/2025	$65,166,826	$65,166,826	2.2%
CAGE HEALTH LLC (a)(b)(o)(v)	16.50%	—	—	—	8/28/2023	8/15/2028	909,344	909,344	0.0
Experity Ventures, LLC (a)(b)(v)	15.00%	—	—	—	11/10/2021	11/10/2026	19,941,040	19,941,040	0.7
Kerberos Capital Management SPV I LLC (a)(b)(o)	17.00%	—	—	—	10/7/2019	8/16/2024	53,836,611	53,836,611	1.8
Kerberos Capital Management SPV I LLC (Luckett) (a)(b)(o)	19.00%	—	—	—	1/29/2020	8/16/2024	8,282,200	8,282,200	0.3
Kerberos Capital Management SPV I LLC (Pulvers) (a)(b)(o)	12.00%	—	—	—	10/7/2019	8/16/2024	11,974,267	11,974,267	0.4
KERBEROS CAPITAL MANAGEMENT SPV V, LLC (a)(b)(o)	15.00%	—	—	—	5/17/2022	5/17/2026	23,623,258	23,623,258	0.8
Legal Capital Products, LLC (a)(b)(c)(v)	14.32%	30 Day Avg. SOFR	9.00%	—	10/7/2021	10/7/2026	31,795,841	31,795,841	1.1
Nighthawk Borrower SPV, LLC (a)(b)(c)(v)	14.57%	30 Day Avg. SOFR	9.25%	—	8/30/2023	8/30/2026	21,685,191	21,685,191	0.7
RL SPV, LLC (a)(b)(c)(v)	15.82%	30 Day Avg. SOFR	10.50%	—	7/13/2023	7/13/2028	2,950,000	2,950,000	0.1
SCPFL I, LLC, (a)(b)(o)(v)	10.00%	—	—	—	4/21/2023	12/16/2026	96,861,202	96,861,202	3.2
STENO AGENCY FUNDING I, LLC (a)(b)(c)(n)(v)	16.32%	1 Month CME Term SOFR	11.00%	—	11/12/2021	10/28/2024	4,714,811	4,714,811	0.2
Stifel Syndicated Credit LLC (a)(b)(o)	20.00%	—	—	—	8/15/2022	6/15/2026	4,881,182	4,881,182	0.2
STRATFORD CRESSON MT2, LLC (a)(b)(c)(o)(v)	17.32%	30 Day Avg. SOFR	12.00%	—	5/12/2023	1/5/2028	5,323,430	5,323,430	0.2
							351,945,203	351,945,203	11.9
Portfolio Finance
BA Tech Master, LP (a)(b)(o)	19.50%	—	—	—	10/2/2018	4/1/2024	1,971,843	1,971,843	0.1
Cirrix Finance, LLC, (a)(b)(j)(o)	15.00%	—	—	—	11/4/2021	—	10,906,289	10,906,289	0.4
Delgatto Diamond Finance Fund, L.P. (a)(b)(v)	10.50%	—	—	—	5/28/2021	3/28/2025	72,340,000	72,340,000	2.4
Fairway America Fund (VII and VIIQP) LP (a)(b)(c)	10.00%	30 Day Avg. SOFR	6.00%	—	8/7/2020	7/1/2024	7,500,000	7,500,000	0.3
Stage Point Capital, LLC (a)(b)(c)	12.00%	30 Day Avg. SOFR	8.00%	—	9/5/2019	12/31/2023	14,000,000	14,000,000	0.5
Viscogliosi Brothers, LLC (a)(b)(c)(o)	18.32%	1 Month CME Term SOFR	14.00%	—	10/27/2021	10/28/2024	6,964,555	6,964,555	0.2
							113,682,687	113,682,687	3.9
Real Estate Debt
CDMX II Fund, LLC (a)(b)(v)	13.00%	—	—	—	12/1/2022	11/30/2027	22,072,588	22,072,588	0.7
CITY CENTRE WEST, LLC, (a)(b)(c)(o)	14.42%	1 Month CME Term SOFR	10.00%	—	10/11/2023	8/30/2026	25,000,000	25,000,000	0.8
Drummond Ross Limited (a)(b)(o)	10.00%	—	—	—	1/7/2022	1/31/2024	5,074,515	5,152,775	0.2
Montreux Holdings Limited (a)(b)(o)	14.00%	—	—	—	5/22/2023	5/22/2026	36,901,081	36,420,241	1.2
Tailor Ridge REIT, LLC (a)(b)(c)(v)	10.00%	30 Day Avg. SOFR	6.00%	—	8/18/2021	7/31/2025	10,800,000	10,800,000	0.4
TruNorth Star RTL Co-Invest, LLC (a)(b)(o)	13.00%	—	—	—	2/27/2023	2/27/2026	12,188,892	12,188,892	0.4
							112,037,076	111,634,496	3.7

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited) (continued)

Investments in credit facilities — 60.0%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Principal	Fair Value	Percent of Net Assets
Royalties
ARC LPW I, LLC (a)(b)	13.00%	—	—	—	9/26/2019	10/31/2025	$70,671,553	$63,985,877	2.1%
BEATFUND II, LLC (a)(b)(c)(v)	15.32%	30 Day Avg. SOFR	10.00%	—	11/25/2022	11/25/2025	19,823,647	19,823,647	0.7
CASCADE ENERGY GROUP, LLC (a)(b)(c)(u)	Blended	30 Day Avg. SOFR	9.75%-10.75%	—	8/21/2023	7/20/2025	5,554,239	5,600,031	0.2
MARINE STREET, L.P. (a)(b)(g)(h)(k)(o)	Blended	—	8.50%-9.00%	—	3/22/2022	—	80,120,436	75,304,450	2.5
							176,169,875	164,714,005	5.5
Specialty Finance
5 Core Capital LLC (a)(b)(c)(v)	14.57%	30 Day Avg. SOFR	9.75%	—	10/28/2020	4/25/2026	11,632,150	11,632,150	0.4
ACMV Factor Finance SPV LLC (a)(b)(g)	12.00%	—	—	—	11/24/2021	11/30/2023	34,823,968	34,823,968	1.2
ADVANTECH SERVICIOS FINANCIEROS, SOCIEDAD ANÓNIMA PROMOTORA DE INVERSIÓN DE CAPITAL VARIABLE (a)(b)(c)(v)	13.59%	30 Day Avg. SOFR	8.00%	—	11/5/2020	8/13/2026	31,650,000	31,650,000	1.1
Aion Acquisition, LLC (a)(b)(j)	—	—	—	—	3/31/2021	—	1,217,193	267,676	0.0
Aion Acquisition, LLC (a)(b)(j)	—	—	—	—	3/31/2021	—	538,513	141,079	0.0
App Academy Financial, LLC (a)(b)(v)	12.00%	—	—	—	3/23/2021	2/23/2024	2,473,447	2,473,447	0.1
Art Lending, Inc. (Dart Milano S.R.L 1) (a)(b)(j)(n)	9.50%	—	—	—	4/14/2021	—	12,553,485	12,235,763	0.4
Art Lending, Inc. (Dart Milano S.R.L 2) (a)(b)(j)(n)	8.68%	—	—	—	12/17/2021	—	14,208,141	13,806,737	0.5
Art Lending, Inc. (Procacini S.L. - 1) (a)(b)(j)(n)	10.00%	—	—	—	8/26/2020	—	1,967,917	1,967,917	0.1
Art Lending, Inc. (Procacini S.L. - 2) (a)(b)(j)(n)	9.50%	—	—	—	4/14/2021	—	4,047,827	4,047,827	0.1
Art Money International, Co. (a)(b)(o)	8.00%	—	—	—	12/9/2019	12/9/2023	435,000	435,000	0.0
Art Money International, Co. (a)(b)(c)(v)	15.32%	30 Day Avg. SOFR	10.00%	—	6/12/2018	1/1/2024	5,500,000	5,500,000	0.2
AVISTA COLOMBIA S.A.S (a)(b)(g)(v)	14.00%	—	—	—	3/29/2021	9/28/2025	10,295,400	10,295,400	0.3
Bandon VAIF, LLC (a)(b)(j)	12.00%	—	—	—	2/10/2020	—	4,108,841	1,706,396	0.1
Bandon VAIF, LLC (a)(b)	15.00%	—	—	—	2/15/2022	1/24/2024	82,000	82,000	0.0
BPIIHR HOLDCO, LLC (a)(b)(o)	15.00%	—	—	—	11/1/2021	10/28/2026	3,369,627	1,810,431	0.1
BUNDLED UP LLC (a)(b)(c)(v)	15.82%	30 Day Avg. SOFR	10.50%	—	11/18/2022	10/1/2025	33,884,959	33,884,959	1.1
CDXFI SPECIALTY FINANCE LLC (a)(b)(v)	13.25%	—	—	—	9/18/2023	8/25/2026	2,200,000	2,200,000	0.1
CF Holdings II, LLC (a)(b)(c)(n)(v)	15.63%	3 Month CME Term SOFR	11.00%	—	12/28/2021	12/9/2024	4,834,076	4,834,076	0.2
CIBANCO, S.A. INSTITUCIÓN DE BANCA MÚLTIPLE (a)(b)(o)(v)	14.55%	—	—	—	4/5/2023	3/27/2027	3,790,998	3,790,998	0.1
Coromandel SPV LLC (a)(b)(g)(v)	10.00%	—	—	—	1/13/2020	7/1/2024	118,610,012	118,610,012	4.0
Corporación Nomi Fin S.A. de C.V., SOFOM, E.N.R. (a)(b)(c)(v)	15.90%	3 Month CME Term SOFR	12.00%	—	9/1/2023	2/25/2027	1,848,000	1,848,000	0.1
CRUSOE ENERGY SYSTEMS LLC (a)(b)(v)	17.00%	—	—	—	9/28/2023	2/28/2027	6,227,664	6,227,664	0.2
ECG BOREAL FUNDING, LLC (a)(b)(c)(m)(n)(v)	Blended	3 Month CME Term SOFR	10.00%—13.00%	—	12/28/2021	8/29/2024	8,307,692	8,307,692	0.3
Envest (Canada) Holdings Corp. (a)(b)	12.00%	—	—	—	11/30/2022	11/30/2024	20,952,800	20,952,800	0.7

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited) (continued)

Investments in credit facilities — 60.0%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Principal	Fair Value	Percent of Net Assets
Specialty Finance (continued)
EQUITY LINK, S.A.P.I. DE C.V., SOFOM E.N.R. (a)(b)(c)(v)	13.32%	30 Day Avg. SOFR	9.50%	—	4/29/2021	7/28/2024	$10,530,000	$10,530,000	0.4%
F88 Business JSC (a)(b)(n)	11.00%	—	—	—	1/13/2023	12/13/2023	6,750,000	6,750,000	0.2
FilmRise Acquisitions LLC (a)(b)	13.50%	—	—	—	9/14/2022	9/17/2025	6,299,433	6,299,433	0.2
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust (a)(b)(o)	11.25%	—	—	—	4/14/2021	4/15/2024	7,652,000	6,365,966	0.2
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust (a)(b)(o)	11.25%	—	—	—	1/20/2021	1/18/2024	10,000,000	7,965,990	0.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust (a)(b)(o)	12.00%	—	—	—	11/6/2020	11/9/2023	30,000,000	24,676,224	0.8
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust - C Class (a)(b)(o)	12.00%	—	—	—	3/21/2022	3/22/2024	5,000,000	3,621,525	0.1
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust (a)(b)(o)	12.00%	—	—	—	9/8/2023	9/8/2024	8,540,492	8,494,432	0.3
Grupo Olinx, S.A.P.I. de C.V., SOFOM, E.N.R. (a)(b)	11.00%	—	—	—	8/12/2021	8/12/2025	9,500,000	9,500,000	0.3
HFP SPV I, LLC (a)(c)(n)(v)	17.50%	PRIME	9.00%	—	5/17/2023	3/12/2025	30,517,619	30,517,619	1.0
KSPV 2, LLC (a)(b)(c)(n)(v)	13.84%	3 Month CME Term SOFR	12.50%	—	12/28/2021	7/15/2024	4,700,000	4,700,000	0.2
KY LAN ASSET FINANCE 1 (a)(b)	9.50%	—	—	—	1/26/2022	1/26/2024	6,039,474	6,039,474	0.2
LAMBDA SCHOOL III SPV LLC (a)(b)(j)	12.00%	—	—	—	6/18/2021	—	1,091,952	1,091,952	0.0
Lima Impact Fund Pte. Ltd (a)(b)(n)	11.00%	—	—	—	11/15/2022	12/13/2023	4,000,000	4,000,000	0.1
OSPREY AV I LLC (a)(b)(v)	13.25%	—	—	—	6/14/2023	6/12/2026	15,208,625	15,208,625	0.5
OSPREY AV II LLC (a)(b)(c)(v)	11.32%	30 Day Avg. SOFR	6.00%	—	10/5/2023	8/18/2026	2,890,000	2,890,000	0.1
Payjoy Inc. (a)(b)(n)	14.50%	—	—	—	1/13/2021	11/25/2024	10,000,000	10,000,000	0.3
Pier Asset Management LLC (Series 6) (a)(b)(c)(n)(v)	17.44%	SONIA	13.50%	—	2/9/2022	2/10/2024	49,584,933	49,584,933	1.7
Pier Asset Management LLC (Series 9) (a)(b)(c)(n)(v)	18.07%	1 Month CME Term SOFR	14.00%	—	12/23/2022	6/22/2024	8,455,000	8,455,000	0.3
PT AWAN TUNAI INDONESIA (a)(b)	5.00%	—	—	—	9/9/2020	4/1/2024	22,500,200	22,500,200	0.7
RAINFOREST LIFE PTE. LTD. (a)(b)(l)	Blended	—	12.70%-14.00%	—	8/20/2021	8/20/2024	15,735,368	15,735,368	0.5
RKB BRIDGE SOLUTIONS, LLC (a)(b)(c)(v)	9.75%	30 Day Avg. SOFR	6.75%	—	4/21/2022	3/31/2025	8,371,500	8,371,500	0.3
Salaryo Capital II LLC (a)(b)(j)	12.00%	—	—	—	1/30/2020	—	10,750,000	9,650,457	0.3
SEIA Purchasing LLC (a)(b)(g)(v)	13.00%	—	—	—	10/12/2022	10/12/2024	17,492,511	17,492,511	0.6
ShopUp Pte. Ltd. (a)(b)(n)	12.00%	—	—	—	6/2/2023	5/26/2024	20,000,000	20,000,000	0.7
SPV. Collections LLC (a)(b)(c)(v)	15.25%	PRIME	7.75%	—	10/31/2022	3/6/2024	22,074,560	22,074,560	0.8

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited) (continued)

Investments in credit facilities — 60.0%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Principal	Fair Value	Percent of Net Assets
Specialty Finance (continued)
SQUARE KILOMETER CAPITAL SPV LLC, (a)(b)(c)(v)	16.32%	30 Day Avg. SOFR	11.00%	—	11/9/2022	11/8/2024	$8,500,000	$8,500,000	0.3%
SSC SPV No.1 LLC (a)(b)(g)	9.00%	—	—	—	8/9/2019	1/24/2025	73,202,487	73,202,487	2.5
SSL DB WEST LLC (a)(b)(c)(v)	15.32%	30 Day Avg. SOFR	10.00%	—	4/14/2023	4/7/2026	59,897,208	59,897,208	2.0
Star Strong Funding LLC (a)(b)(o)	8.00%	—	—	—	2/4/2022	12/31/2023	753,211	753,211	0.0
STAT CAPITAL SPV LLC (a)(b)(c)(v)	14.57%	30 Day Avg. SOFR	9.75%	—	4/29/2022	4/25/2026	12,000,000	12,000,000	0.4
STEEL RIVER SYSTEMS LLC (a)(b)(i)	—	—	—	—	12/22/2022	12/22/2024	2,457,960	2,457,960	0.1
STRIDE ALTERNATIVE EDUCATION FUND 1 (a)(b)	14.00%	—	—	—	6/13/2022	6/10/2029	6,818,000	6,818,000	0.2
TCM Card LLC (a)(b)(n)	13.50%	—	—	—	5/1/2023	11/30/2024	500,000	500,000	0.0
TCM Produce LLC (a)(b)(n)	14.00%	—	—	—	5/19/2021	12/31/2024	10,295,000	10,295,000	0.3
Terra Payment Services (Mauritius) (a)(b)(n)	10.75%	—	—	—	1/10/2022	12/26/2024	3,571,429	3,571,429	0.1
Vantage Borrower SPV I LLC (a)(b)	12.00%	—	—	—	9/11/2020	4/30/2024	3,000,000	3,000,000	0.1
Wallace Management Co. LLC (a)(b)(c)	18.32%	30 Day Avg. SOFR	13.00%	—	9/8/2022	12/31/2023	7,222,222	7,222,222	0.2
Watu Holdings Ltd (a)(b)(n)	14.00%	—	—	—	4/11/2022	5/7/2024	10,000,000	10,000,000	0.3
Zanifu Limited (a)(b)(c)(v)	18.32%	30 Day Avg. SOFR	13.00%	—	4/18/2023	4/17/2026	883,924	883,924	0.0
							882,344,818	865,149,202	29.0
Trade Finance
DRIP CAPITAL SPV VASCO LLC - Series 2022-X (a)(b)	8.00%	—	—	—	12/15/2022	12/15/2023	300,000	300,000	0.0
DRIP CAPITAL SPV VASCO LLC - Series 2023-E (a)(b)	8.00%	—	—	—	1/31/2023	11/1/2023	625,000	625,000	0.0
DRIP CAPITAL SPV VASCO LLC - Series 2023-L (a)(b)	8.00%	—	—	—	3/31/2023	12/29/2023	550,000	550,000	0.0
DRIP CAPITAL SPV VASCO LLC - Series 2023-S (a)(b)	9.00%	—	—	—	5/25/2023	12/10/2023	5,000,000	5,000,000	0.2
MEDTRADE CAPITAL LLC, (a)(b)(i)(o)	—	—	—	—	4/30/2022	7/31/2025	132,392,573	126,713,645	4.2
Octagon Asset Management, LLC - (Deal: Tru Grit 7) (a)(b)(j)(o)(i)	—	—	—	—	3/9/2021	—	22,729,620	22,729,620	0.8
							161,597,193	155,918,265	5.2
Transportation Finance
Inclusion South Africa Proprietary Limited (a)(b)(c)(n)	17.82%	1 Month CME Term SOFR	12.50%	—	9/27/2022	9/23/2025	17,801,250	17,801,250	0.6

Warehouse Facilities
edly WH Investors 2019-1, LLC (a)(b)(v)	12.00%	—	—	—	10/9/2019	12/7/2023	5,896,289	5,896,289	0.2
Homelight Homes Real Estate, LLC (a)(b)	13.50%	—	—	—	10/8/2020	8/31/2024	917,449	917,449	0.0
							6,813,738	6,813,738	0.2
Total investments in credit facilities							1,822,391,840	1,787,658,846	60.0

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited) (continued)

Investments in special purpose vehicles — 7.4%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost	Fair Value	Percent of Net Assets
Litigation Finance
YS Law Firm Financing VII (a)(e)(f)	—	—	—	—	4/5/2018	—	$233,133	$347,773	0.0%
Finitive IP Litigation Facility (a)(b)(e)(o)	—	—	—	—	8/24/2023	—	2,220,000	2,220,000	0.1
							2,453,133	2,567,773	0.1
Real Estate Debt
CDMX DEBT FUND, LLC (a)(b)(e)	—	—	—	—	4/25/2022	—	14,911,719	27,053,412	0.9
Monticello Funding, LLC Series BTH 48 (a)(e)(f)	—	—	—	—	7/23/2021	—	2,249,583	2,280,917	0.1
Monticello Funding, LLC Series BTH 49 (a)(e)(f)(v)	—	—	—	—	8/16/2021	—	828,857	839,142	0.0
Monticello Funding, LLC Series BTH 54 (a)(e)(f)	—	—	—	—	12/17/2021	—	1,990,161	2,015,376	0.1
Monticello Funding, LLC Series BTH 55 (a)(e)(f)	—	—	—	—	12/17/2021	—	2,500,000	2,531,424	0.1
Monticello Funding, LLC Series BTH 56 (a)(e)(f)	—	—	—	—	12/17/2021	—	7,155,449	7,227,813	0.2
Monticello Structured Products, LLC Series SH-52 (a)(e)(f)(v)	—	—	—	—	3/30/2022	—	1,500,000	1,521,011	0.1
Monticello Structured Products, LLC Series SH-62 (a)(e)(f)	—	—	—	—	5/6/2022	—	800,000	810,974	0.0
Monticello Structured Products, LLC Series SH-71 (a)(e)(f)	—	—	—	—	9/5/2023	—	1,000,000	1,006,303	0.0
							32,935,769	45,286,372	1.5
Real Estate Equity
PHX Industrial Portfolio AMP SPV, LLC (a)(e)(f)	—	—	—	—	12/20/2021	—	8,493,394	11,343,948	0.5
CX LIVELY INDIGO RUN DEPOSITOR, LLC (a)(b)(e)	—	—	—	—	5/9/2022	—	7,082,190	6,947,157	0.2
CX Midwest Industrial Logistics Depositor, LLC (a)(b)(e)	—	—	—	—	6/24/2022	—	9,420,000	8,894,028	0.3
CX Mode at Hyattsville Depositor, LLC (a)(b)(e)	—	—	—	—	10/18/2022	—	10,184,160	10,184,160	0.3
CX Owings Mills Multifamily Depositor, LLC (a)(b)(e)	—	—	—	—	7/12/2022	—	9,860,000	8,989,875	0.3
CX Residences at Congressional Village Depositor, LLC (a)(b)(e)	—	—	—	—	6/27/2022	—	9,020,000	8,654,664	0.3
CX Station at Clift Farm Depositor, LLC (a)(b)(e)	—	—	—	—	12/27/2021	—	8,218,700	8,112,136	0.2
							62,278,444	63,125,968	2.1
Royalties
Round Hill Music Carlin Coinvest, LP (a)(d)(e)(f)	—	—	—	—	10/1/2017	—	929,104	1,382,874	0.1

Specialty Finance
Cirrix Investments, LLC (a)(e)(f)	—	—	—	—	1/27/2022	—	5,000,000	6,067,034	0.2
Lendable SPC (behalf of Segregated Investment Vehicle 1) (a)(e)(f)	—	—	—	—	7/31/2020	—	102,900,000	97,571,280	3.3
PSC US BADGER LLC (a)(e)(f)	—	—	—	—	10/20/2021	—	3,201,101	3,229,764	0.1
							111,101,101	106,868,078	3.6
Transportation Finance
Vessel Deconstruction I (a)(b)(e)	—	—	—	—	6/26/2018	—	500,000	200,000	0.0
Total investments in special purpose vehicles							210,197,551	219,431,065	7.4

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited) (continued)

Investments in direct equities — 0.2%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost	Fair Value	Percent of Net Assets
Specialty Finance
Aion Financial - Equity (a)(b)	—	—	—	219,220	3/31/2021	—	$22	$34,913	0.0%
Art Money International, Co. - Convertible Shares (a)(b)(w)	—	—	—	—	11/5/2021	—	0	59,661	0.0
Coromandel SPV LLC (a)(b)(w)	—	—	—	—	9/8/2021	—	0	268,297	0.0
INTERNEX CAPITAL LLC (a)(b)	—	—	—	359,701	4/1/2022	—	1,250,000	1,250,000	0.0
Preteur Inc. (a)(b)(w)	—	—	—	400,000	3/28/2023	—	0	2,000,000	0.1
STAR STRONG FUNDING LLC (a)(b)	—	—	—	—	4/27/2022	—	348,000	1,851,219	0.1
							1,598,022	5,464,090	0.2
Transportation Finance
Inclusion South Africa Proprietary Limited (a)(b)(p)(w)	—	—	—	—	9/27/2022	—	0	57,574	0.0
Total investments in direct equities							1,598,022	5,521,664
									0.2
Investments in warrants — 0.1%
Litigation Finance
KERBEROS CAPITAL MANAGEMENT SPV V, LLC (a)(b)(q)(w)	—	—	—	—	5/17/2022	—	0	2,845,599	0.1

Specialty Finance
RAINFOREST LIFE PTE. LTD. (a)(b)(r)(w)	—	—	—	—	8/20/2021	—	0	791,196	0.0
Vantage Borrower SPV I LLC (a)(b)(s)(w)	—	—	—	29,206	1/27/2021	—	0	509,659	0.0
								1,300,855	0.0
Total investments in warrants							0	4,146,454	0.1

Investments in money market instruments — 7.9%
GS Financial Square Government Fund, Institutional Shares (a)(x)	5.25%	—	—	236,002,216	—	—	236,002,216	236,002,216	7.9
Total investments in money market instruments							236,002,216	236,002,216	7.9

Total Investments (cost $2,864,454,148)								$2,947,399,480	98.9
Other assets less liabilities								34,196,731	1.1
Net Assets								$2,981,596,211	100.0

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Schedule of Investments
October 31, 2023 (Unaudited) (continued)

FUTURES CONTRACTS	Expiration Date	Number of Contracts Long (Short)	Notional Value	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Australian Dollar	Dec 2023	(924)	$(59,587,538)	$(58,692,480)	$895,058
CME British Pound	Dec 2023	(608)	(46,971,754)	(46,185,200)	786,554
CME Euro Dollar	Dec 2023	(36)	(4,851,874)	(4,771,125)	80,749
CME Mexican Peso	Dec 2023	(598)	(17,165,298)	(16,486,860)	678,438
TOTAL FUTURES CONTRACTS			$(128,576,464)	$(126,135,665)	$2,440,799

Investment Abbreviations:

SOFR - Secured Overnight Financing Role

CME - Chicago Mercantile Exchange

PRIME - Prime Lending Rate

SONIA - Sterling Overnight Index Average

(a)	Security serves as collateral for the Fund’s revolving credit facility, when in use during the year. See Note 11.

(b)	Value was determined using significant unobservable inputs. See Note 4.

(c)	Variable rate security.

(d)	100% of this special purpose vehicle is invested in one music catalog.

(e)	Private investment company or special purpose vehicle does not issue shares or units.

(f)	Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 13 for respective investment strategies, unfunded commitments and redemptive restrictions.

(g)	This investment is structured with a profit sharing component.

(h)	Security has a blended interest rate of 8.50% and 9.00% based on underlying collateral.

(i)	The security is structured as profit sharing agreement subject to a preferred return.

(j)	Security is in winddown with no specific maturity date.

(k)	Variable maturity dates maturing through 4/30/2024.

(l)	Security has a blended interest rate of 14.00% for draws up to $13,000,500 and 12.70% for draws above $13,000,500.

(m)	Security has a blended interest rate of 3 Month CME Term SOFR plus 10.00% for 85% advance rates and 3 Month CME Term SOFR plus 13.00% for 90% advance rates.

(n)	This investment was made through a participation.

(o)

The security is PIK interest. This indicates that interest accrued within a period may be capitalized into the principal balance of the security or interest is collected periodically with no specific terms.

(p)	This investment is a grant. The grant can be exercised at 200 EUR when an equity investment is made by the participation through Rivonia Road Capital, LLC.

(q)	This warrant’s expiration date is on the tenth anniversary of its date of issue (5/17/2022). The exercise price is $0.01.

(r)	This warrant’s expiration date is on the tenth anniversary of its effective date (7/13/2021). The exercise price is $0.01.

(s)	This warrant’s expiration date is on the tenth anniversary of its initial vest date (5/1/2020). The exercise price is $0.01.

(t)	This security has a component that resembles a synthetic put, which has a 14% return floor.

(u)

This security has a blended interest rate of 10.75% plus 30 Day Avg. SOFR (with a 1% Floor and 4% Ceiling) for draws before 8/14/2023 and 9.75% plus 30 Day Avg. SOFR (with a 1% Floor and 4% Ceiling) for draws on or after 8/14/2023.

(v)	This investment has been committed to but has not been fully funded by the Fund as of October 31, 2023. See Note 13 for total unfunded investment commitments.

(w)	This investment was acquired at zero cost through the structuring of another security.

(x)	Rate listed is the 7-day effective yield at 10/31/2023.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Portfolio Allocation
October 31, 2023 (Unaudited)

Investment Type as a percentage of Total Net Assets as follows

Security Type/Sector	Percent of Total Net Assets
Credit Facilities	60.0%
Private Investment Companies	23.3%
Special Purpose Vehicles	7.4%
Short-Term Investments	7.9%
Direct Equities	0.2%
Warrants	0.1%
Total Investments	98.9%
Other assets less liabilities	1.1%
Total Net Assets	100.0%

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Assets and Liabilities
October 31, 2023 (Unaudited)

Assets
Investments in unaffiliated securities, at fair value (cost $2,864,454,148)	$2,947,399,480
Unrealized appreciation on open futures contracts	2,440,799
Cash	749,056
Cash deposited with broker for futures contracts	11,087,428
Receivable for Fund shares sold	3,653,261
Interest receivable	17,021,461
Interest receivable - PIK	51,460,063
Dividends receivable	189,965
Prepaid expenses	1,268,240
Total Assets	3,035,269,753

Liabilities
Borrowings Under Credit Facility	50,000,000
Foreign currency due to broker, at value (proceeds $544)	537
Due to Investment Manager	2,426,517
Audit fees payable	148,678
Legal fees payable	250,470
Accounting and administration fees payable	342,990
SEC fees payable	30,102
Custody fees payable	27,744
Interest received not yet earned	386,344
Other Liabilities	60,160
Total Liabilities	53,673,542

Commitments and contingencies (Note 13)
Net Assets	$2,981,596,211

Components of Net Assets:
Paid-in Capital (par value of $0.01 with an unlimited amount of shares authorized)	$2,790,581,920
Total distributable earnings	191,014,291
Net Assets	$2,981,596,211

Institutional Class Shares:
Net assets applicable to shares outstanding	$2,981,596,211
Shares of beneficial interest issued and outstanding	101,433,949
Net asset value per share	$29.39

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Operations
For the Six Months Ended October 31, 2023 (Unaudited)

Investment Income
Interest (net of withholding taxes, $0)	$73,200,491
Interest PIK	44,105,314
Distributions from private investment funds and special purpose vehicles	16,330,164
Total Investment Income	133,635,969

Expenses
Investment management fees	13,676,472
Accounting and administration fees	1,003,458
Legal fees	345,208
Audit fees	130,678
Transfer Agent fees	207,497
Blue sky fees	56,893
Custody fees	66,521
Trustee fees	44,258
Insurance fees	26,537
Chief Compliance Officer fees	30,196
Other expenses	175,596
Total expenses	15,763,314

Net Expenses, before revolving credit facility fees	15,763,314
Revolving credit facility fees	126,789
Interest expense	2,183,252

Net Expenses	18,073,355

Net Investment Income	115,562,614

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,001,833)
Futures contracts	(188,201)
Foreign currency transactions	(63,110)
Net realized gain	(1,253,144)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	11,846,928
Foreign currency translations	(226,374)
Futures contracts	3,144,530
Net change in unrealized appreciation (depreciation)	14,765,084
Net realized and unrealized gain (loss)	13,511,940

Net Increase in Net Assets resulting from Operations	$129,074,554

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statements of Changes in Shareholders’ Equity

	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
Increase (decrease) in Net Assets from:
Operations:
Net investment income	$115,562,614	$171,310,801
Net realized gain (loss)	(1,253,144)	2,061,780
Net change in unrealized appreciation (depreciation)	14,765,084	4,517,592
Net increase in net assets resulting from operations	129,074,554	177,890,173

Distributions to Shareholders:
Distributions:
Institutional Class	(84,347,535)	(117,696,281)
From return of capital:
Institutional Class	—	(15,410,214)
Total distributions to shareholders	(84,347,535)	(133,106,495)

Capital Share Transactions:
Institutional Class Shares
Net proceeds from shares sold:	550,651,101	904,881,803
Exchange from Investor Class	—	—
Reinvestment of distributions:	18,725,023	31,500,940
Cost of shares repurchased:	(193,726,308)	(277,213,241)
Net increase in net assets from Institutional Class Shares capital transactions	375,649,816	659,169,502

Net increase in net assets resulting from capital transactions	375,649,816	659,169,502

Total increase in net assets	420,376,835	703,953,180

Net Assets:
Beginning of period	2,561,219,376	1,857,266,196
End of period	$2,981,596,211	$2,561,219,376

Share Transactions:
Institutional Class Shares
Issued	18,869,070	31,576,941
Exchange from Investor Class	0	—
Reinvested	645,768	1,105,906
Repurchased	(6,598,569)	(9,613,260)
Change in Institutional Class Shares	12,916,269	23,069,587

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Statement of Cash Flows
For the Six Months Ended October 31, 2023 (Unaudited)

Cash flows from operating activities:
Net Increase in net assets resulting from Operations	$129,074,554
Adjustments to reconcile Net Increase in net assets resulting from
Operations to net cash used in operating activities:
Net realized (gain) loss on:
Investments	1,001,833
Futures contracts	188,201
Investments	(11,846,928)
Futures contracts	(3,144,530)
Purchases of long-term investments	(538,612,014)
Proceeds from long-term investments sold	199,561,189
Interest on securities paid in kind	(48,970,739)
Purchase of short-term investments, net	(43,194,631)
Changes in operating assets and liabilities:
Interest receivable	(5,269,295)
Interest receivable on PIK securities	(16,761,129)
Investments sold	451,435
Prepaid expenses	(396,282)
Increase in dividends receivable	(189,965)
Due to Investment Manager	434,410
Audit fees payable	(103,322)
Legal fees payable	200,469
Accounting and administration fees payable	42,353
SEC fees	(46,898)
Custody fees payable	(7,584)
Interest received not yet earned	386,344
Other liabilities	(76,975)
Net cash used in operating activities	(337,279,504)

Cash flows from financing activities:
Cash proceeds from reorganization (See Note 12)	—
Proceeds from shares sold, net of receivable for fund shares sold	548,232,612
Payments for shares repurchased	(193,726,308)
Distributions to shareholders, net of reinvestments	(65,622,512)
Proceeds from revolving credit facility	50,000,000
Net cash provided by financing activities	338,883,792

Net Increase in Cash and Restricted Cash	1,604,288

Cash and Restricted Cash:
Beginning of period	10,232,196
End of period (a)	$11,836,484

(a)	Cash and restricted cash include cash and cash deposited with broker for written options contracts and futures, as outlined further on the Statement of Assets and Liabilities.

Supplemental disclosure of cash flow information:

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $18,725,023.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Financial Highlights
Institutional Class

Per share operating performance. For a capital share outstanding throughout each year/period.
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019[1]
Net asset value, beginning of year/period	$28.93	$28.38	$26.96	$26.32	$25.79	$25.00
Income from Investment Operations:
Net investment income[2]	1.20	2.22	1.89	1.66	1.33	0.97
Net realized and unrealized gain (loss)	0.14	0.06	1.21	0.59	0.79	0.69
Total from investment operations	1.34	2.28	3.10	2.25	2.12	1.66

Less Distributions:
From net investment income	(0.88)	(1.53)	(1.43)	(0.99)	(1.59)	(0.87)
From return of capital	—	(0.20)	(0.25)	(0.62)	—	—
Total distributions	(0.88)	(1.73)	(1.68)	(1.61)	(1.59)	(0.87)

Net asset value, end of year/period	$29.39	$28.93	$28.38	$26.96	$26.32	$25.79

Total return [3]	4.66%	8.28%	11.79%	8.81%	8.38%	6.29%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,979,241	$2,561,219	$1,857,266	$846,571	$378,040	$62,603

Ratio of expenses to average net assets:
(including interest and revolving credit facility expense)
Before fees waived/recovered [6]	1.29%	1.24%	1.14%	1.21%	1.53%	3.05%[5]
After fees waived/recovered [6]	1.29%	1.24%	1.14%	1.28%	1.50%	1.60%[5]
Ratio of expenses to average net assets:
(excluding interest and revolving credit facility expense)
Before fees waived/recovered [6]	1.12%	1.14%	1.12%	1.20%	1.48%	2.90%[5]
After fees waived/recovered [6]	1.12%	1.14%	1.12%	1.27%	1.45%	1.45%[5]

Ratio of net investment income to average net assets:
(including interest and revolving credit facility expense)
Before fees waived/recovered [6]	8.23%	7.75%	6.75%	6.28%	4.96%	5.13%[5]
After fees waived/recovered [6]	8.23%	7.75%	6.75%	6.21%	4.99%	6.58%[5]
Ratio of net investment income to average net assets:
(excluding interest and revolving credit facility expense)
Before fees waived/recovered [6]	8.40%	7.85%	6.77%	6.29%	5.01%	5.28%[5]
After fees waived/recovered [6]	8.40%	7.85%	6.77%	6.22%	5.04%	6.73%[5]

Portfolio turnover rate	8%	27%	42%	52%	21%	21%[4]

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Financial Highlights
Institutional Class (continued)

Per share operating performance. For a capital share outstanding throughout each year/period.
	For the Six Months Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019[1]
Senior Securities
Total borrowings (000’s omitted)	$50,000	$—	$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtness [7]	60,632	—	—	—	—	—

[1]	For the period October 1, 2018 (commencement of operations) to April 30, 2019. See Note 12 “Reorganization Information” in the Notes to the Financial Statements.
[2]	Based on average shares outstanding for the period.
[3]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	The expenses and net investment loss ratios include income or expenses of the private investment companies and special purpose vehicles valued at practical expedient in which the Fund invests.
[7]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these Financial Statements.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited)

1. Organization

The Variant Alternative Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and reorganized as a Delaware statutory trust at the close of business on September 28, 2018. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund commenced operations on October 1, 2018 with Institutional Class Shares. Investor Class Shares were offered at a later date and commenced operations on October 31, 2018. The Board of Trustees (“Board”) of the Fund approved the closure of the Fund’s Investor Class Shares. On September 17, 2021, all of the Fund’s Investor Class Shares were converted into Institutional Class Shares and Investor Class Shares as a class of Shares of the Fund were terminated.

The Fund’s investment objective is to seek to provide a high level of current income by investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income generating investments. The Fund may allocate its assets through direct investments, and investments in a wide range of investment vehicles.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s tax year. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

2. Accounting Policies (continued)

Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day-to-day responsibility for fair value determinations in accordance with the Valuation Procedures to the Investment Manager (the “Valuation Designee”), subject to oversight by the Board.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the-counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (i.e. credit facilities, other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker- dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Prior to investing in any private investment companies or special purpose vehicles (collectively, “Underlying Funds”), the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund values its interests in Underlying Funds using the NAV provided by the managers of the Underlying Funds and/ or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Designee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Designee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Designee may have limited ability to assess the accuracy of these valuations.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

2. Accounting Policies (continued)

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using Valuation Procedures approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Designee of any information or factors deemed appropriate. The Valuation Designee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Foreign Currency Exchange Future Contracts

The Fund may utilize foreign currency future contracts (“contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these contracts are major U.S. financial institutions. As of October 31, 2023, the Fund had two-thousand one-hundred sixty-six outstanding forward currency contracts sold short. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

2. Accounting Policies (continued)

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of October 31 and the Fund’s income and federal excise tax returns and all financial records supporting the 2020, 2021 and 2022 returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of October 31, 2023.

3. Principal Risks

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

3. Principal Risks (continued)

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

LIBOR Transition Risk

Many financial instruments were historically tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. Secured Overnight Financing Rate (“SOFR”), which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The full impact of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time,

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

3. Principal Risks (continued)

and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Repurchase Offers

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

4. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

4. Fair Value of Investments (continued)

judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 4.25% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by expected value of contingency fees received from future case settlements, real estate, specialty finance investments, and royalties. The debt offerings are short-term in nature and carry a fixed interest rate. During the six months ended October 31, 2023, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on NAV as a practical expedient, while others are categorized in Level 3 of the fair value hierarchy.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of October 31, 2023. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit sharing instruments. The Fund has determined to value its investments in direct equities through a discounted cash flow or market approach method as of October 31, 2023. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

4. Fair Value of Investments (continued)

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of October 31, 2023. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Assets	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Investments
Private Investment Companies	$—	$—	$—	$694,639,235	$694,639,235
Credit Facilities	—	—	1,787,658,846	—	1,787,658,846
Special Purpose Vehicles	—	—	81,255,430	138,175,635	219,431,065
Direct Equities	—	—	5,521,664	—	5,521,664
Warrants	—	—	4,146,454	—	4,146,454
Short-Term Investments	236,002,216	—	—	—	236,002,216
Total Investments	$236,002,216	$—	$1,878,582,394	$832,814,870	$2,947,399,480

Other Financial Instruments[1]
Futures Contracts	2,440,799	—	—	—	2,440,799
Total Assets	$238,443,015	$—	$1,878,582,394	$832,814,870	$2,949,840,279

[1]

Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

4. Fair Value of Investments (continued)

(d) Fair Value - Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended October 31, 2023:

	Credit Facilities	Special Purpose Vehicles	Direct Equities	Warrants
April 30, 2023	$1,411,380,108	$79,096,321	$5,614,288	$3,477,714
Realized gains (losses)	—	—	—	—
Unrealized gains (losses)	(9,772,586)	8,355,261	(92,624)	668,740
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—
Purchases	544,287,546	3,062,238	—	—
Sales	(158,236,222)	(9,258,390)	—	—
October 31, 2023	$1,787,658,846	$81,255,430	$5,521,664	$4,146,454
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at October 31, 2023	(6,072,272)	9,630,999	73,042	—

(e) Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of October 31, 2023.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average (1)	Impact on Valuation from an increase in input
Credit Facilities	$ 1,787,658,845	Market Approach Income Approach	Recent transaction price Ownership % Multiple Recovery % Interest rate Discount rate	N/A 45.00% 8.00x 25.00%-65.00% 8.68% - 12.50% 9.75% - 13.00%	N/A N/A N/A 44.58% 10.70% 11.40%	Increase Increase Increase Increase Decrease Decrease
Special Purpose Vehicles	$ 81,255,430	Market Approach	Capitalization Rate	4.85%-5.25%	5.11%	Increase

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

4. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average (1)	Impact on Valuation from an increase in input
Direct Equities	$ 5,521,664	Income Approach Market Approach	Discount Rate Growth Rate Market Multiple Ownership % Discount Rate Loan Loss Reserve Market Multiple Market Valuation Ownership % Price Per Share Strike Price	20.00% - 65.00% 3.00%-5.00% 8.15x 1.95%-8.00% 15.00% - 30.00% 6.00% 10.00x - 20.00x $17,500,000-$50,000,000 1.33% - 2.82% $3.48 EUR 200	25.70% 3.25% N/A 2.72% 20.03% N/A 15.00x $29,497,721 2.27% $3.48 N/A	Decrease Increase Increase Increase Decrease Increase Decrease Increase Increase Increase Increase
Warrants	$ 4,146,454	Market Approach	Agent Fee % Discount Rate Market Mutiple Market Valuation Ownership % Price Per Share	15.00% 15.00% - 25.00% 10.00x $18,885,500 0.60% - 15.00% $20.99	NA 20.00% 10.00x $18,855,500 12.06% NA	Decrease Decrease Increase Increase Increase Increase

(1)	Unobservable inputs were weighted by the fair value of the instruments as of the six months ended October 31, 2023

5. Derivative and Hedging Disclosure

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures and options contracts during the six months ended October 31, 2023.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2023, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Statement of Assets and Liabilities	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Foreign Exchange Contracts	$2,440,799	$—

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2023, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Foreign exchange contracts	$(188,201)
Total	$(188,201)

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

5. Derivative and Hedging Disclosure (continued)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	$3,144,530	$3,144,530
Total	$3,144,530	$3,144,530

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2023, are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$—
Options Contracts - Written	Average Notional Value	$—
Foreign exchange contracts	Average Notional Value	$(265,511,561)

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The Fund currently offers one class of Shares: Institutional Class Shares. The Fund may offer additional classes of Shares in the future. The minimum initial investment in Institutional Class Shares by any investor is $1 million. However, the Fund, in its sole discretion, may accept investments below this minimum. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirement.

Institutional Class Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding Shares on the repurchase request deadline, the

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

6. Capital Stock (continued)

Fund shall repurchase the Shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the Shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

	Repurchase Offer	Repurchase Offer
Commencement Date	May 24, 2023	August 24, 2023
Repurchase Request Deadline	June 15, 2023	September 15, 2023
Repurchase Pricing Date	June 15, 2023	September 15, 2023

Net Asset Value as of Repurchase Offer Date
Institutional Class	$29.23	$29.48

Amount Repurchased
Institutional Class	$93,480,021	$100,246,237

Percentage of Outstanding Shares Repurchased
Institutional Class	3.38%	3.37%

7. Investment Management and Other Agreements

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation. The Expense Limitation and Reimbursement Agreement is in effect until October 31, 2024 and will automatically renew for consecutive one-year terms thereafter. This agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager. This agreement may be terminated by the Investment Manager as of the end of its then-current term upon thirty (30) days’ written notice to the Fund.

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of Shares of the Fund.

The Fund has retained an administrator, UMB Fund Services, Inc. (the “Administrator”) to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund management and the Administrator.

A trustee and an officer of the Fund are employees of the Administrator. The Fund does not compensate the trustee or officer affiliated with the Administrator. For the six months ended October 31, 2023, the Fund’s allocated fees incurred for trustees and advisory board member are reported on the Statement of Operations.

UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

8. Related Party Transactions

At October 31, 2023, the Investment Manager and its affiliates owned $10,509,691 (or 0.35% of net assets) of the Fund.

9. Federal Income Taxes

At October 31, 2023, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$2,812,909,824
Gross unrealized appreciation	$189,587,856
Gross unrealized depreciation	(55,098,200)
Net unrealized appreciation on investments	$134,489,656

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2023, the Fund’s most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	134,489,656
Total distributable earnings	$134,489,656

The tax character of distributions paid during the tax years ended October 31, 2022 and October 31, 2023 were as follows:

	2023	2022
Distribution paid from:
Ordinary income	$156,000,707	$98,723,400
Net long-term capital gains	—	9,802,828
Return of capital	—	15,667,391
Total distributions paid	$156,000,707	$124,193,619

10. Investment Transactions

For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term investments, were $583,450,493 and $199,561,189, respectively.

11. Credit Facility

The Fund maintains a credit facility (the “Revolving Credit Facility” or “Facility”) with a maximum borrowing amount of up to $80,000,000. When in use, the Facility is secured by certain underlying investments of the Fund. The Facility bears an initial interest rate of 3.5% plus the then applicable 30-day average Secured Overnight Financing Rate (“SOFR”), which has a floor rate of 0.5%. The rate was 8.82% as of October 31, 2023. Interest and fees incurred for the six months ended October 31, 2023 are disclosed in the accompanying Statement of Operations. The Facility matures on May 20, 2025. The maximum and average loan balance during the six months ended October 31, 2023 was $50,000,000 and $48,913,043 (respectively). At October 31, 2023, the principal balance outstanding was $50,000,000.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

12. Reorganization Information

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Variant Alternative Income Fund, L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund shared the same investment adviser and portfolio managers. Below is a breakout of assets, liabilities, and total net assets transferred as of the date of reorganization at the end of business September 28, 2018.

Assets:
Investments at Cost	$21,099,144
Investments at Value	21,406,197
Cash	3,424,801
Interest Accrued	387,807
Miscellaneous Assets	11,931
Total Assets	25,230,736
Liabilities:
Management Fees Payable	$47,756
Other Payable	96,516
Total Liabilities	144,272
Net Assets:	$25,086,464

1,003,458.564 shares were issued with an initial NAV of $25.00.

13. Commitments

Senior credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of October 31, 2023, the Fund had unfunded loan commitments to senior credit facilities of $417,667,741.

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of October 31, 2023:

Security Description	Investment Category	Fair Value	Total Unfunded	Redemption Frequency	Redemption Notice Period
ACM JEEVES CO-INVEST VEHICLE LLC(7)	Private LPs	$ 745,524	$ 4,269,712	None	N
Aero Capital Solutions Feeder Fund III, LP(2)	Private LPs	46,887,862	—	None	N
Aero Capital Solutions Fund II, LP(2)	Private LPs	37,616,054	—	None	N
Aero Capital Solutions Fund IV(2)	Private LPs	11,436,324	3,445,600	None	N
Aero Capital Solutions Fund, LP(2)	Private LPs	1,252,300	656,479	None	N
American Rivers Fund, LLC(2)	Private LPs	29,060,951	—	Annually	Subject to a 3 year lock up period from initial funding Redemptions are permitted in December every year paid out 25% per quarter
PHX Industrial Portfolio AMP SPV, LLC(5)	SPVs	11,343,948	—	None	N

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Total Unfunded	Redemption Frequency	Redemption Notice Period
ATALAYA EQUIPMENT LEASING FEEDER EVERGREEN LP(7)	Private LPs	$ 25,722,217	$ 9,625,000	Annually	After 36 months of lock up, each limited partner may provide written notice within 120 days to withdraw any portion of its capital account balance
Black Forest Structured Lending Fund(1)	Private LPs	4,395,027	3,709,994	None	N
BSRF Tax-Exempt LLC(7)	Private LPs	20,348,088	—	Quarterly

After 36 months of lock up, each limited partner may give a 180 day written notice to redeem any portion of its capital balance. Redemptions are subject to a cap of 20% of total partner interest during any rolling 12 month period

C L Levi Co-Invest, L.P.(6)	Private LPs	13,986,193	3,910,715	None	N
CAMPBELL OPPORTUNITY TIMBER FUND-A, L.P.(1)	Private LPs	184,542	—	None	N
Cirrix Investments, LLC(7)	SPVs	6,067,034	—	None	N
CoVenture - Amzn Credit Opportunities Fund LP(7)	Private LPs	31,321,923	4,426,280	Quarterly	At least a 90 day written notice to the general partner prior to each calendar quarter-end
CoVenture - No1 Credit Opportunities Fund LLC(7)	Private LPs	1,007,984	—	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series)(7)	Private LPs	3,025,783	—	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series)(7)	Private LPs	7,575,018	—	Quarterly	After 36 months of funding, or additional funding date, limited partners may withdraw any portion of their capital account with 90 days’ notice as of the end of any calendar quarter.
CoVenture Credit Opportunities Partners Fund LP(7)	Private LPs	20,315,194	—	Quarterly	Withdrawals are permitted quarterly, subject to a 1-year “soft” lockup period, with capital proceeds returned as and when they are realized. Withdrawal notification is 90 days

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Total Unfunded	Redemption Frequency	Redemption Notice Period
Crestline Portfolio Financing Fund II (US), L.P.(6)	Private LPs	$ 2,514,513	$ 3,409,939	None	N
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary(6)	Private LPs	742,532	519,657	None	N
Crestline Praeter, L.P. - Zoom(6)	Private LPs	3,765,303	1,440,594	None	N
DelGatto Diamond Fund QP, LP(7)	Private LPs	26,537,545	—	Monthly

Upon fully called committed capital, redemptions are permitted at the end of each calendar month with at least a 90 day notice. Any redemption made within 1 year of subscription is subject to a 5% early redemption penalty

Drawbridge Special Opportunities Fund LP(1)	Private LPs	6,320,199	—	Annually

At least a 90 day written notice to the general partner prior to each fiscal year end to withdraw all of any portion of its capital account. No withdrawal on any portioon of its capital allocated to a Special Investment Account.

EAJF ESQ FUND LP(3)	Private LPs	39,961,704	—	Quarterly

After 36 months of lock up, each limited partner may initiate a withdrawal as of the last business day of each calendar quarter. Notice of any withdrawal must be provided in writing at least 60 days prior to the withdrawal date to withdraw any portion of its capital account balance

Equal Access Justice Fund LP(3)	Private LPs	52,586,342	—	Quarterly	After 36 months of lock up, each limited partner may provide a written notice 60 days prior to each calendar quarter-end to withdraw any portion of it’s capital account balance
Hudson Transport Real Asset Fund LP(2)	Private LPs	1,096,218	—	Quarterly

Subject to a 2 year lock up period. Subsequently, can submit a withdrawal of interest form effective as of the last day of any calendar quarter upon not less than 90 days prior written notice. Request must be greater than $100k. However, the GP of the Fund may designate additional withdrawal dates or reduce notice periods at its sole discretion

ITE Rail Fund, L.P.(2)	Private LPs	16,817,825	8,628,951	Annually	Subject to a 1 year lock up period from capital contribution date, a limited partner may give a 90 day written notice to withdraw any portion of its capital balance
Lendable SPC (behalf of Segregated Investment Vehicle 1)(7)	SPVs	97,571,280	—	None	N

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Total Unfunded	Redemption Frequency	Redemption Notice Period
MEP Capital II, L.P.(8)	Private LPs	$ 8,356,119	$ 426,235	None	N
MEP Capital II, L.P. - Co-investment Sound Royalties(8)	Private LPs	2,656,345	—	None	N
MEP Capital III, L.P. (8)	Private LPs	22,920,565	2,266,200	None	N
MEP Capital III, L.P. - Co-investment CultureWorks(8)	Private LPs	20,670	—	None	N
MEP Capital III, L.P. - NGL(8)	Private LPs	8,343,889	—	None	N
Monticello Funding, LLC Series BTH 48(4)	SPVs	2,280,917	—	None	N
Monticello Funding, LLC Series BTH 49(4)	SPVs	839,142	118,421	None	N
Monticello Funding, LLC Series BTH 54(4)	SPVs	2,015,376	—	None	N
Monticello Funding, LLC Series BTH 55(4)	SPVs	2,531,424	—	None	N
Monticello Funding, LLC Series BTH 56(4)	SPVs	7,227,813	—	None	N
Monticello Structured Products, LLC Series SH-52(4)	SPVs	1,521,011	711,340	None	N
Monticello Structured Products, LLC Series SH-62(4)	SPVs	810,974	—	None	N
Monticello Structured Products, LLC Series SH-71(4)	SPVs	1,006,303	—	None	N
Montreux Healthcare Fund PLC (Fund)(5)	Private LPs	81,649,179	—	Quarterly

180 Business Days’ prior written notice is required for a quarterly Valuation Day, such quarters being 31 March, 30 June, 30 September and 31 December. Quarterly redemptions representing more than 10% of a Shareholder’s holding will require not less than 12 months’ notice.

North Haven Offshore Infrastructure Partners A LP(1)	Private LPs	1,593,139	544,827	None	N
Oak Harbor Capital NPL VII, LLC(4)	Private LPs	7,625,785	—	None	N
OHP II LP Class B(7)	Private LPs	457,599	—	None	N
OHPC LP(7)	Private LPs	11,408,061	—	Quarterly

Withdraw all or any portion of its capital account attributable to a particular capital contribution as of the last day of each calendar quarter that is on or after the expiration of the lock-up period. The lock-up-period is the first anniversary of such capital contribution

Prime Storage Fund II (Cayman), LP(5)	Private LPs	1,471,058	—	None	N
PSC US BADGER LLC(7)	SPVs	3,229,764	—	None	N

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

13. Commitments (continued)

Security Description	Investment Category	Fair Value	Total Unfunded	Redemption Frequency	Redemption Notice Period
PWP Asset Based Income ASP Fund(1)	Private LPs	$ 855,502	$ —	None	N
RIVER HORSE HOLDINGS II LP(6)	Private LPs	4,032,000	—	None	N
RIVONIA ROAD FUND LP(7)	Private LPs	11,147,575	—	Bi-Annually	After 18 months of lock up, each limited partner may give a 90 day written notice to redeem any portion of its capital balance. Redemptions are subject to a cap of 25% of total partner interest
Round Hill Music Carlin Coinvest, LP(8)	SPVs	1,382,874	—	None	N
Series 4 -Virage Capital Partners LP(3)	Private LPs	1,701,341	—	None	N
Series 6 - Virage Capital Partners LP(3)	Private LPs	22,819,406	—	None	N
Setpoint Residential Fintech Fund LP(4)	Private LPs	16,505,187	2,369,786	None	N
Setpoint Residential Fintech Fund II L.P.(4)	Private LPs	4,032,590	4,076,991	None	N
Silverview Special Situations Lending Onshore Fund LP(7)	Private LPs	10,665,050	—	None	N
Sound Point Discovery Fund LLC(7)	Private LPs	10,663,655	—	Quarterly	A written notice to the fund administrator at least 60 days prior to the last business day of each calendar quarter
SP TECHNOLOGY PAYMENTS II, LLC(7)	Private LPs	4,906,008	520,000	Quarterly	A written notice to the fund administrator at least 60 days prior to the last business day of each calendar quarter
Taiga Special Opportunities LP(1)	Private LPs	19,602,783	—	None	N
Thor Urban Property Fund II, Inc.(1)	Private LPs	258,790	2,228,330	None	N
Turning Rock Fund I LP(7)	Private LPs	5,302,881	2,175,909	None	N
Turning Rock Fund II LP(7)	Private LPs	15,594,119	5,259,803	None	N
Upper90 Fund III, LP(7)	Private LPs	853,835	9,080,781	None	N
Virage Recovery Fund (Cayman) LP(3)	Private LPs	13,972,939	—	None	N
YS Law Firm Financing VII(3)	Private LPs	347,773	—	None	N

		$ 832,814,868	$ 73,821,543

(1)	Private partnerships that are secondaries positions. These investments are purchased in the secondary market of a limited partner’s interest in a private credit fund from the primary owner.

(2)

Private partnerships in transportation finance. These partnerships provide financing of transportation assets (aircraft, ships, railcars, trucking, or shipping containers) through equity and/or debt investments.

(3)

Private partnerships and special purpose vehicles in litigation finance. These strategies consists of loans to law firms backed by the expected value of contingency fees received from future case settlements.

(4)	Real estate debt private partnerships. These are extensions of new debt backed by real estate assets or the purchase of existing loans backed by residential or commercial real estate assets.

(5)	Real estate equity partnerships that consists of equity investments backed by commercial real estate.

(6)	Private partnerships that are in portfolio finance, a special scenario where a loan to the borrower is collateralized by all of the assets in a private investment vehicle.

Variant Alternative Income Fund

Notes to Financial Statements
October 31, 2023 (Unaudited) (continued)

13. Commitments (continued)

(7)

Private partnerships or credit facilities that are in specialty finance investments. Such partnerships invests in institutional loan to a non-bank, private lender, which uses the capital to make loans in their particular vertical.

(8)

Private partnerships and special purpose vehicles that invests in and/or purchases royalties. These royalties are the financial claim to the revenue generated from an asset such as the usage of copyrighted music, licensing payments on intellectual property, or oil and gas production.

14. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements except for the following:

The Fund commenced a repurchase offer on November 22, 2023 as follows:

Repurchase Offer
Commencement Date	November 22, 2023
Repurchase Request Deadline	December 15, 2023
Repurchase Pricing Date	December 15, 2023

Net Asset Value as of Repurchase Offer Date
Institutional Class	$29.76

Amount Repurchased
Institutional Class	$188,285,062

Percentage of Outstanding Shares Repurchased
Institutional Class	6.05%

Variant Alternative Income Fund

Other Information
October 31, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31.The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available without charge, upon request, by calling the Fund at 1-877-770-7717 or visiting the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-877-770-7717.

Approval of Investment Management Agreement

At a meeting of the Board held on June 6, 2023 and June 7, 2023 (the “Meeting”), by a unanimous vote, the Board, including a majority of trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”) voting separately, approved the continuation of the Investment Management Agreement between the Investment Manager and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement nor are the items described herein all-encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission (“the SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund, noting that the Investment Manager also managed a fund with a similar investment objective and strategy. The Board considered the performance of the Fund, noting that the Fund had strong year-to-date performance against two key indices and strong performance against its peers for the three-year period ended March 31, 2023 and since inception on October 1, 2018. The Board further considered performance information of the Fund compared to other comparable peer funds. The Board concluded that the performance of the Fund was satisfactory.

Variant Alternative Income Fund

Other Information
October 31, 2023 (Unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including third-party reports on the expenses of other comparable funds. The Board noted that the Fund’s advisory fees were comparable to the fees payable by other comparable funds. In addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement, which did not include breakpoints. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s increasing current size, the Fund is beginning to achieve economies of scale within modest ranges.

Profitability of Investment Manager

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager was reasonable and the financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager does not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, they do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

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(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Income Fund

By (Signature and Title)*	/s/Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	January 8, 2024

By (Signature and Title)*	/s/Curt Fintel
Curt Fintel, Treasurer
(Principal Financial Officer)

Date	January 8, 2024

*	Print the name and title of each signing officer under his or her signature.